Income Tax - Summary of Net Income before Tax and Income Tax Expenses (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Statutory income tax rate	20.00%	20.00%	20.00%